Short-term and Long-term Debt - Summary of Long-term Debt (Parenthetical) (Detail) - CNY (¥) ¥ in Millions			12 Months Ended
	Mar. 19, 2019	Jan. 22, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 25, 2017
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings			¥ 103,315	¥ 97,829	¥ 123,250
Long-term government loans with below-market interest rate [member] | Renminbi denominated [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument interest rate			1.08%
Long-term government loans with below-market interest rate [member] | Renminbi denominated [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument interest rate			1.20%
Bank loans - unsecured [member] | Renminbi denominated [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument maturity through			2036
Bank loans - unsecured [member] | Renminbi denominated [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument interest rate			1.08%
Bank loans - unsecured [member] | Renminbi denominated [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument interest rate			1.20%
Bank loans - unsecured [member] | US Dollars denominated [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument maturity through			2028
Bank loans - unsecured [member] | US Dollars denominated [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument interest rate			1.25%
Bank loans - unsecured [member] | US Dollars denominated [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument interest rate			2.00%
Bank loans - unsecured [member] | Euro denominated [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument interest rate			2.30%
Debt instrument maturity through			2032
Loans from China Telecom Group – unsecured [member] | China Telecom Group [member] | Renminbi denominated [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument interest rate						3.80%
Repayment of partially loan			¥ 13,700	¥ 3,000
Loans from China Telecom Group – unsecured [member] | China Telecom Group [member] | Renminbi denominated [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument maturity through			3 years
Loans from China Telecom Group – unsecured [member] | China Telecom Group [member] | Renminbi denominated [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument maturity through			5 years
Medium term note [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument interest rate	3.41%	3.42%
Proceeds from borrowings	¥ 2,000	¥ 3,000
Debt issue costs	¥ 3	¥ 3